[LOGO OF FIDELITY INVESTMENTS]





                                                                Lincoln National
                                                        Equity-Income Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 1999

Lincoln National Equity-Income Fund, Inc.


Index
         Commentary
         Statement of Net Assets
         Statement of Operations
         Statements of Changes in Net Assets
         Financial Highlights
         Notes to Financial Statements

Lincoln National Equity-Income Fund, Inc.

Managed by:         [LOGO OF FIDELITY INVESTMENTS]

The Fund returned 9.0% for the six months ended June 30, 1999, while its benchmark, the S&P 500 Index, returned 12.2% for the same period.

A narrow group of large growth-oriented stocks, including technology companies, turned in strong gains, but there was also a pickup in out of favor, value-oriented stocks, particularly economically sensitive cyclicals which benefited from better global business trends relative to prior expectations, and prospects for improvement in overall corporate profits. We continued to seek undervalued, large- and mid-cap stocks. A variety of smaller positions were eliminated or reduced while other larger positions were increased, and this led to a greater concentration of asset by midyear in top names where we had conviction.

Compared with the benchmark, the largest contributor to the Fund's return was underexposure to weak-performing consumer non-durables, such as drug stocks where investors were concerned about company fundamentals. Certain cyclicals, including energy and intermediate stocks, also were helpful, owing to supply cuts, ongoing cost cutting and restructuring activity, and signs of global economic improvement, particularly in Asia. More than offsetting these positives, however, were underexposure to rising technology stocks with low dividend yields which is typical of funds with our style of investment management and the lagging performance of selected utilities amid a backup in interest rates.


Stephen DuFour

                             Equity-Income Fund  1

Lincoln National
Equity-Income Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 1999

Investments:
                                                  Par             Market
Convertible Bonds:                               Amount           Value
----------------------------------------------------------------------------

Cable, Media & Publishing: 0.3%
----------------------------------------------------------------------------
News America Holdings
0.00%, 3/11/13                                 $4,070,000     $  2,945,663
----------------------------------------------------------------------------

Computers & Technology: 0.1%
----------------------------------------------------------------------------
Micron Technology
7.00%, 7/1/04                                   1,430,000        1,449,663
----------------------------------------------------------------------------

Total Convertible Bonds: 0.4%
(Cost $3,486,400)                                                4,395,326
----------------------------------------------------------------------------

                                                  Number
Common Stock:                                    of Shares
----------------------------------------------------------------------------

Aerospace & Defense: 1.3%
----------------------------------------------------------------------------
Boeing                                             84,400        3,729,425
Textron                                           121,100        9,968,044
----------------------------------------------------------------------------
                                                                13,697,469

Automobiles & Auto Parts: 5.1%
----------------------------------------------------------------------------
Delphi Automotive Systems                         130,491        2,422,239
Ford Motor                                        264,300       14,916,431
General Motors                                     45,200        2,983,200
Harsco                                             68,400        2,188,800
Modine Manufacturing                               38,800        1,262,213
Navistar International                            619,100       30,955,000
----------------------------------------------------------------------------
                                                                54,727,883

Banking, Finance & Insurance: 19.0%
----------------------------------------------------------------------------
Ambac Financial Group                              59,500        3,398,938
American International Group                      157,350       18,419,784
Associates First Capital Class A                   76,108        3,372,536
Bank of Amercia                                   448,740       32,898,251
Chase Manhattan                                   570,300       49,402,238
Cigna                                              62,100        5,526,900
Citigroup                                         659,950       31,347,625
Federal Home Loan                                  18,700        1,084,600
Federal National Mortgage                         365,500       24,991,063
Financial Security Assurance Holdings Limited      22,688        1,179,776
Fremont General                                    21,000          396,375
Hartford Financial Services                       137,000        7,988,813
Lehman Brothers Holdings                          109,480        6,815,130
MBIA                                               42,300        2,738,925
Mellon Bank                                       158,500        5,765,438
Morgan Stanley Dean Witter                         60,000        6,150,000
Schwab (Charles)                                   28,500        3,131,438
Unionbancal Corporation                            13,200          476,850
Union Planters                                      5,000          223,438
----------------------------------------------------------------------------
                                                               205,308,118

Buildings & Materials: 0.4%
----------------------------------------------------------------------------
Fluor                                              55,700        2,255,850
Quanex                                             23,700          675,450
York International                                 23,800        1,018,938
----------------------------------------------------------------------------
                                                                 3,950,238

Cable, Media & Publishing: 5.6%
----------------------------------------------------------------------------
Belo A. H.                                        261,200        5,142,375
CBS                                               106,785        4,638,473
Gannett                                            54,500        3,889,938
Knight-Ridder                                     131,500        7,224,281
Meredith                                          147,600        5,110,650
The News Corporation                              179,900        6,352,719
Time Warner                                       351,166       25,283,952
Washington Post - Class B                           5,900        3,183,050
----------------------------------------------------------------------------
                                                                60,825,438

                                                  Number         Market
                                                 of Shares       Value
----------------------------------------------------------------------------

Chemicals: 6.6%
----------------------------------------------------------------------------
Arch Chemicals                                     26,850     $   ,652,791
Crompton & Knowles                                314,700        6,156,319
Dexter                                             42,200        1,722,288
Dow Chemical                                       10,200        1,294,125
DuPont(E.I.)deNemours                             185,900       12,699,294
Englehard                                         159,600        3,610,950
Flowserve                                         100,300        1,899,431
Georgia Gulf                                      111,700        1,884,938
Great Lakes Chemical                               74,900        3,450,081
Hanna (M.A.)                                       74,000        1,216,375
Hercules                                           76,600        3,011,338
Lyondell Petrochemicals                           210,800        4,347,750
Millenium Chemicals                                76,142        1,794,096
Nalco Chemical                                     33,300        1,727,438
Olin                                              155,600        2,051,975
OM Group                                           19,300          665,850
PPG Industries                                     57,400        3,390,188
Praxair                                            25,600        1,252,800
Rohm & Haas Company                               229,500        9,839,813
Schulman (A)                                       38,000          649,563
Solutia                                            97,500        2,077,969
Unova                                              63,300        1,004,888
Witco                                             170,600        3,412,000
W.R. Grace & Company*                              90,400        1,661,100
----------------------------------------------------------------------------
                                                                71,473,360

Computers & Technology: 8.1%
----------------------------------------------------------------------------
Ask Jeeves*                                           200            2,800
At Home-Series A*                                  38,100        2,055,019
Cadence Design Systems                             26,400          336,600
Clarent*                                              700           10,500
Compaq Computer                                    90,800        2,150,825
Concord EFS*                                      103,600        4,386,813
Deluxe Check Printers                              75,100        2,924,206
EG&G                                               51,500        1,834,688
Electronic Data Systems                            67,200        3,801,000
Hewlett-Packard                                   246,300       24,753,150
Microsoft*                                        167,400       15,086,925
National Instruments*                              62,400        2,511,600
NCR*                                               20,800        1,015,300
Network Associates*                               181,200        2,661,375
Unisys                                            629,918       24,527,432
----------------------------------------------------------------------------
                                                                88,058,233

Consumer Products: 1.6%
----------------------------------------------------------------------------
Gillete                                            22,200          910,200
Minnesota Mining & Manufacturing                  193,600       16,831,100
----------------------------------------------------------------------------
                                                                17,741,300

Electronics & Electrical Equipment: 2.1%
----------------------------------------------------------------------------
Eaton                                             130,100       11,969,200
Emerson Electric                                   69,800        4,388,675
Florida Progress                                   56,200        2,321,763
Raytheon-Class A                                    4,648          320,131
Raytheon-Class B                                   35,700        2,512,388
Rogers                                             42,200        1,244,900
----------------------------------------------------------------------------
                                                                22,757,057

Energy: 15.9%
----------------------------------------------------------------------------
Anadarko Petroleum                                 89,300        3,287,356
BJ Services                                       188,200        5,540,138
Coastal                                            59,500        2,380,000
Dynegy                                            118,600        2,416,475
Exxon                                             816,500       62,972,563
Hanover Compressor Company*                         5,000          160,625
Kerr-McGee                                         61,400        3,081,513
Mobil                                             222,800       22,057,200
Nabors Industries*                                181,800        4,442,738
Newpark Resources*                                124,700        1,106,713
Noble Drilling*                                   457,300        9,003,094
Pogo Producing Company                             12,100          225,363
Royal Dutch Petroleum                             194,600       11,724,650
Schlumberger Limited                              165,200       10,521,175
Teco Energy                                        52,100        1,185,275
Weatherford International*                        878,900       32,189,713
----------------------------------------------------------------------------
                                                               172,294,591

                             Equity-Income Fund  2

                                                  Number         Market
                                                 of Shares       Value
----------------------------------------------------------------------------

Environmental Services: 0.6%
----------------------------------------------------------------------------
Waste Management                                  118,760    $  6,383,350
----------------------------------------------------------------------------

Farming & Agriculture: 0.2%
----------------------------------------------------------------------------
New Holland NV                                     96,800       1,657,700
----------------------------------------------------------------------------

Food, Beverage & Tobacco: 1.3%
----------------------------------------------------------------------------
Archer-Daniels-Midland                            124,700       1,925,056
Ball                                               11,100         468,975
Earthgrains                                         5,900         152,294
Fleming Companies                                 212,100       2,465,663
Fortune Brands                                     56,700       2,345,963
Nabisco Holdings Class A                           68,600       2,966,950
Quaker Oats                                        63,600       4,221,450
----------------------------------------------------------------------------
                                                               14,546,351

Healthcare & Pharmaceuticals: 3.0%
----------------------------------------------------------------------------
Abbott Laboratories                                 5,900         268,450
IMS Health                                        186,300       5,821,875
Lilly (Eli)                                       166,900      11,954,213
Mallinckrodt                                       11,100         403,763
Pharmacia & Upjohn                                 99,400       5,647,163
Schering-Plough                                   104,370       5,531,610
UICI*                                              22,400         618,800
Vornado Realty Trust                               82,400       2,909,750
----------------------------------------------------------------------------
                                                               33,155,624

Industrial Machinery: 4.0%
----------------------------------------------------------------------------
American Standard*                                 47,200       2,236,100
Applied Industrial Technology                      15,100         286,900
Baker Hughes                                       29,700         994,950
Caterpillar                                         6,500         390,000
Chart Industries                                   61,400         475,850
Deere & Co.                                        73,500       2,912,438
Donaldson Company                                  34,800         852,600
Harris Corp Delaware                              276,100      10,819,669
IDEX                                               52,200       1,716,075
Ingersoll-Rand*                                   133,850       8,650,056
JLG Industries                                     34,700         707,013
Kennametal                                         90,200       2,796,200
Milacron                                           28,200         521,700
Parker Hannifin                                    61,350       2,806,763
Regal-Beloit                                       36,700         867,038
Robbins & Meyers                                    7,600         169,575
Roper Industries                                   27,100         867,200
Timken                                            170,900       3,332,550
Trinity Industries                                 28,100         941,350
Watts Industries                                   60,300       1,157,006
----------------------------------------------------------------------------
                                                               43,501,033

Leisure, Lodging & Entertainment: 0.6%
----------------------------------------------------------------------------
Promus Hotel *                                     91,000       2,821,000
Walt Disney                                       129,900       4,002,544
----------------------------------------------------------------------------
                                                                6,823,544

Metals & Mining: 1.8%
----------------------------------------------------------------------------
ALCOA                                             185,482      11,476,699
Case                                               44,900       2,160,813
Franco Nevada Mining (Canada)                      27,000         421,904
Homestake Mining                                   37,800         309,488
Ispat International NV                             22,900         253,331
Kaydon                                             49,000       1,647,625
Newmont Mining                                    174,200       3,462,225
----------------------------------------------------------------------------
                                                               19,732,085

Packaging & Containers: 0.4%
----------------------------------------------------------------------------
Bemis                                              37,600       1,494,600
Crown Cork & Seal                                  96,500       2,750,250
----------------------------------------------------------------------------
                                                                4,244,850

Paper & Forest Products: 0.2%
----------------------------------------------------------------------------
Fort James                                         46,200       1,749,825
----------------------------------------------------------------------------

Real Estate: 1.0%
----------------------------------------------------------------------------
Apartment Investment & Management                  67,400       2,881,350
Equity Residential Properties                     105,000       4,731,563

                                                 Number          Market
Real Estate (Cont.)                             of Shares        Value
----------------------------------------------------------------------------
Equity Office Properties Trust                    124,800    $  3,198,000
Weeks                                              20,400         622,200
----------------------------------------------------------------------------
                                                               11,433,113

Retail: 1.7%
----------------------------------------------------------------------------
Albertson's                                        47,000       2,423,438
Consolidated Stores*                              326,100       8,804,700
Dollar General                                    199,750       5,792,750
Petsmart*                                          46,600         476,194
Venator Group                                      44,400         463,425
----------------------------------------------------------------------------
                                                               17,960,507

Telecommunications: 10.2%
----------------------------------------------------------------------------
ADC Telecommunications*                           192,400       8,760,213
A T & T                                           509,750      28,450,422
BellSouth                                         245,500      11,507,813
Lucent Technologies                                38,100       2,569,369
MCI Worldcom*                                     361,355      31,087,822
PairGain Technologies                              37,900         437,034
SBC Communications                                480,400      27,863,200
Time Warner Telecommunications Class A*               700          20,278
----------------------------------------------------------------------------
                                                              110,696,151

Transportation & Shipping: 3.8%
----------------------------------------------------------------------------
Burlington Northern Santa Fe                      675,400      20,937,400
Kirby                                               1,500          31,781
Tidewater                                          53,000       1,616,500
Union Pacific                                     313,100      18,257,644
----------------------------------------------------------------------------
                                                               40,843,325

Utilites: 3.6%
----------------------------------------------------------------------------
Dominion Resources/Virginia                        49,200       2,130,975
Edison International                              109,400       2,926,450
Entergy                                           209,500       6,546,875
Illinova                                           17,600         479,600
Ipalco Enterprises                                345,200       7,313,925
PG&E                                              278,745       9,059,213
Southern                                          137,400       3,641,100
Sprint                                            128,400       6,781,125
----------------------------------------------------------------------------
                                                               38,879,263

Total Common Stock: 98.1%
(Cost $961,539,160)                                         1,062,440,408
----------------------------------------------------------------------------

Preferred Stocks:
Graco                                              22,800         669,750
Ingersoll-Rand                                     49,600       1,385,700
Union Pacific Capital Trust                        34,500       1,794,000
----------------------------------------------------------------------------

Total Preferred Stock: 0.4%
(Cost $3,469,914)                                               3,849,450
----------------------------------------------------------------------------

                                                Par
Repurchase Agreement:                           Amount
----------------------------------------------------------------------------
State Street Bank and Trust Co.
Repurchase Agreement,
dated 6/30/99, 4.40%, maturing 7/1/99
collateralized by $28,755,000 U.S. Treasury
Bonds 8.50%, 2/15/20,
market value $36,910,496                      $35,867,000      35,867,000
----------------------------------------------------------------------------

Total Repurchase Agreement: 3.3%
(Cost $35,867,000)                                             35,867,000
----------------------------------------------------------------------------

Total Investments: 102.2%
(Cost $1,004,362,474)                                       1,106,552,184
----------------------------------------------------------------------------
Other Liabilities over Assets: (2.2%)                         (24,057,129)
----------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $22.741 per share based
on 47,601,130 shares issued
and outstanding)                                           $1,082,495,055
----------------------------------------------------------------------------

                             Equity-Income Fund  3

Components of Net Assets at June 30, 1999:
----------------------------------------------------------------------------
Common Stock, $.01 par value
 100,000,000 authorized shares                               $    476,011
Paid in capital in excess of par value of shares issued       719,534,106
Undistributed net investment income                             5,667,426
Accumulated net realized gain on investments                  254,636,578
Net unrealized appreciation of investments
 and foreign currencies                                       102,180,934
----------------------------------------------------------------------------

Total Net Assets                                           $1,082,495,055
----------------------------------------------------------------------------


* Non-income producing security

See accompanying notes to financial statements.









                             Equity-Income Fund  4

Lincoln National Equity-Income Fund, Inc.

Statement of Operations - Unaudited

Six months ended June 30, 1999

Investment income:
 Dividends                                                   $ 8,830,979
--------------------------------------------------------------------------
 Interest                                                        919,553
--------------------------------------------------------------------------
 Less: Foreign withholding tax                                   (50,201)
--------------------------------------------------------------------------
  Total investment income                                      9,700,331
--------------------------------------------------------------------------

Expenses:
 Management fees                                               3,719,999
--------------------------------------------------------------------------
 Accounting fees                                                 199,500
--------------------------------------------------------------------------
 Printing and postage                                             69,700
--------------------------------------------------------------------------
 Custody fees                                                     43,800
--------------------------------------------------------------------------
 Legal fees                                                       17,500
--------------------------------------------------------------------------
 Directors fees                                                    2,100
--------------------------------------------------------------------------
 Other                                                            17,540
--------------------------------------------------------------------------
  Total expenses                                               4,070,139
--------------------------------------------------------------------------
Net investment income                                          5,630,192
--------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
investments and foreign currency related transactions:
 Net realized gain (loss) on:
   Investment transactions                                   255,012,386
--------------------------------------------------------------------------
  Foreign currency transactions                                   37,234
--------------------------------------------------------------------------
   Net realized gain on investment and
   foreign currency related transactions                     255,049,620
--------------------------------------------------------------------------
 Net change in unrealized depreciation of:
   Investments                                              (172,524,991)
--------------------------------------------------------------------------
   Foreign currency                                              (17,250)
--------------------------------------------------------------------------
   Net change in unrealized depreciation of investments
   and foreign currency related transactions                (172,542,241)
--------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments
  and foreign currency related transactions                   82,507,379
--------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                    $88,137,571
--------------------------------------------------------------------------


Statements of Changes in Net Assets

                                                   Six months
                                                   ended
                                                   6/30/99         Year ended
                                                   (Unaudited)     12/31/98
                                                   ----------------------------
Changes from operations:
 Net investment income                             $    5,630,192  $ 12,877,400
-------------------------------------------------------------------------------
 Net realized gain on investment
 and foreign currency related transactions            255,049,620    39,832,035
-------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
 on investments and foreign currency                 (172,542,241)   52,376,328
-------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                              88,137,571   105,085,763
-------------------------------------------------------------------------------

Distributions to shareholders from:
 Net investment income                                 (2,250,168)  (19,770,253)
-------------------------------------------------------------------------------
 Net realized gain on investments                     (40,297,143)  (17,621,623)
-------------------------------------------------------------------------------
  Total distributions to shareholders                 (42,547,311)  (37,391,876)
-------------------------------------------------------------------------------
Net increase in net assets
resulting from capital share transactions              44,928,099   113,212,973
-------------------------------------------------------------------------------

 Total increase in net assets                          90,518,359   180,906,860
-------------------------------------------------------------------------------

Net Assets, beginning of period                       991,976,696   811,069,836
-------------------------------------------------------------------------------
Net Assets, end of period                          $1,082,495,055  $991,976,696
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

                             Equity-Income Fund  5

Lincoln National Equity-Income Fund, Inc.

Financial Highlights

(Selected data for each capital share outstanding throughout each period)

                                            Six months
                                            ended
                                            6/30/99        Period ended December 31,
                                            (Unaudited)    1998       1997       1996       1995       1994(3)
                                            --------------------------------------------------------------------
Net asset value, beginning of period        $   21.715     $ 20.118   $ 15.780   $ 13.507   $210.335   $10.000

Income from investment operations:
   Net investment income                         0.124        0.282      0.229      0.288      0.275     0.258
   Net realized and unrealized gain
      on investments and foreign currency        1.842        2.204      4.511      2.451      3.218     0.335
                                            --------------------------------------------------------------------
   Total from investment operations              1.966        2.486      4.740      2.739      3.493     0.593
                                            --------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income         (0.050)      (0.460)         -     (0.288)    (0.275)   (0.258)
   Distributions from net realized gain on
       investment transactions                  (0.890)      (0.429)    (0.402)    (0.178)    (0.046)        -
                                            --------------------------------------------------------------------
Total dividends and distributions               (0.940)      (0.889)    (0.402)    (0.466)    (0.321)   (0.258)
                                            --------------------------------------------------------------------
Net asset value, end of period              $   22.741     $ 21.715   $ 20.118   $ 15.780   $ 13.507   $10.335
                                            --------------------------------------------------------------------

Total Return(1)                                   8.97%       12.73%     30.67%     19.81%     34.74%     5.65%

Ratios and supplemental data:
   Ratio of expenses to average net assets        0.80%(2)     0.79%      1.02%      1.08%      1.15%     1.26%
   Ratio of net investment income
       to average net assets                      1.10%(2)     1.40%      1.46%      1.99%      2.27%     2.48%
   Portfolio Turnover                            93.48%       29.04%     17.81%     22.17%     27.81%    33.40%
   Net assets, end of period (000 omitted)  $1,082,495     $991,977   $811,070   $457,153   $238,771   $78,861

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Annualized

(3) The per share data, total return, ratios and portfolio turnover are calculated for the period from commencement of investment activity on May 1, 1994 through December 31, 1994. Accordingly, the total return and portfolio turnover have NOT been calculated on an annualized basis.

See accompanying notes to financial statements.

                             Equity-Income Fund  6

Lincoln National Equity-Income Fund, Inc.

Notes to Financial Statements - Unaudited

June 30, 1999

The Fund: Lincoln National Equity-Income Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to achieve reasonable income by investing primarily in income-producing equity securities. The Fund invests mostly in high-income stocks and some high-yielding bonds.

1. Significant Accounting Policies

Investment Valuation: Portfolio securities which are traded on an exchange are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Long-term debt investments are valued at their mean quotations. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations. The Fund does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rates.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .75% of the first $500 million on the average daily net assets of the Fund and .70% of the excess over $500 million. The sub-advisor, Fidelity Investments, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. In return for these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

                             Equity-Income Fund  7

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 1999.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 1999 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 1999 are as follows:

         Aggregate         Aggregate        Gross             Gross             Net
         Cost of           Proceeds         Unrealized        Unrealized        Unrealized
         purchases         From Sales       Appreciation      Depreciation      Appreciation
         -----------------------------------------------------------------------------------
         $927,401,121      $920,904,802     $130,667,777      $(28,478,067)     $102,189,710

4. Supplemental Financial Instrument Information

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. The Advisor is responsible for determining that the value of the collateral is at least equal to the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

5. Credit and Market Risks

The Fund invests in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. At June 30, 1999, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 44A of the Securities Act of 1933, as amended, and other securities which may be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

6. Summary of Changes From Capital Share Transactions

                                                      Shares Issued Upon                                  Net Increase
                              Capital                 Reinvestment of         Capital Shares              Resulting From Capital
                              Shares Sold             Dividends               Redeemed                    Share Transactions
                              Shares     Amount       Shares     Amount       Shares       Amount         Shares      Amount
                              ----------------------------------------------------------------------------------------------------
Six months ended
  June 30, 1999 (unaudited):  1,226,810  $27,771,507  1,838,483  $42,547,311  (1,145,042)  $(25,390,719)  1,920,251   $ 44,928,099
Year ended
  December 31, 1998:          5,350,747  111,802,363  1,852,270   37,391,876  (1,837,911)   (35,981,266)  5,365,106    113,212,973

7. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.


                             Equity-Income Fund  8